LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MARCH 30, 2012
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2012 OF
LEGG MASON CLEARBRIDGE EQUITY FUND
The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:
The “Shareholder fees” table is amended to show that the small account fee of $15 is charged on Class O shares.